Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per Share
Schedule of calculation of the basic and diluted weighted-average shares and EPS

(in thousands, except per share data)	December 31, 2013
Income (numerator):
Net income (loss) attributable to controlling interests	$(2,186)
Weighted-average shares (denominator):
Weighted-average number of shares of Class A common stock—basic and diluted	12,500

Earnings (loss) per share:
Basic and diluted	$(0.17)

Anti-dilutive restricted shares of Class A common stock	27